Premises And Equipment - Details of premises and equipment (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	₩ 2,791,642		₩ 2,793,077	₩ 2,777,847	₩ 2,789,176
Right-of-use asset	578,943		383,682	365,083	385,544
Carrying value	3,370,585	$ 2,280,504	3,176,759
Land
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	1,662,448		1,709,712	1,695,357	1,719,325
Right-of-use asset	0		0
Carrying value	1,662,448		1,709,712
Building
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	683,221		719,738	730,676	756,964
Right-of-use asset	557,049		362,702	349,494	367,480
Carrying value	1,240,270		1,082,440
Equipment and vehicles
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	305,581		265,064	261,278	258,361
Right-of-use asset	21,894		20,980	15,589	18,064
Carrying value	327,475		286,044
Leasehold improvements
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	71,952		61,369	58,352	51,354
Right-of-use asset	0		0
Carrying value	71,952		61,369
Construction in progress
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	68,440		37,194	32,184	3,171
Right-of-use asset	0		0
Carrying value	68,440		37,194
Structures
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	0		0	₩ 0	₩ 1
Right-of-use asset	0		0
Carrying value	₩ 0		₩ 0